Derivative Financial Instruments and Hedge Accounting - Summary of Interest Rate and Cross Currency Swaps (Detail) € in Millions, £ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)
Disclousre of Detailed Information About Interest Rate and Cross Currency Swaps [Line Items]
Receive Notional	£ 3,130	€ 300	£ 1,915
Receive coupon	1.375%	1.375%
Hedging Contract One [Member]
Disclousre of Detailed Information About Interest Rate and Cross Currency Swaps [Line Items]
Receive Notional	£ 87	€ 100
Receive coupon	1.375%	1.375%
FX rate	1.1295	1.1295
Pay coupon	3.51%	3.51%
Hedging Contract Two [Member]
Disclousre of Detailed Information About Interest Rate and Cross Currency Swaps [Line Items]
Receive Notional	£ 193	€ 181
Receive coupon	1.375%	1.375%
FX rate	1.206	1.206
Pay coupon	3.402%	3.402%
Hedging Contract Three [Member]
Disclousre of Detailed Information About Interest Rate and Cross Currency Swaps [Line Items]
Receive Notional	£ 27	€ 19
Receive coupon	1.375%	1.375%
FX rate	1.206	1.206
Pay coupon	1.36%	1.36%